Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2022	$ 13,496	$ 3,690	$ 7,841	$ (1,204)	$ 23,823
IfrsStatementLineItems [Line Items]
Net loss			(1,921)		(1,921)
Foreign currency translation adjustments				(22)	(22)
Actuarial loss on defined benefit plan (note 10)
Comprehensive income			(1,921)	(22)	(1,943)
Share-based compensation costs		176			176
Exercise of options	21	(8)			13
Balance at Sep. 30, 2023	13,517	3,858	5,920	(1,226)	22,069
Balance at Dec. 31, 2023	13,517	3,874	4,356	(712)	21,035
IfrsStatementLineItems [Line Items]
Net loss			(8,578)		(8,578)
Foreign currency translation adjustments				(841)	(841)
Actuarial loss on defined benefit plan (note 10)			(936)		(936)
Comprehensive income			(9,514)	(841)	(10,355)
Acquisition of Aeterna Zentaris Inc. (note 3)	8,485	9			8,494
Share-based compensation costs		454			454
Exercise of warrants (note 11)	386				386
Balance at Sep. 30, 2024	$ 22,388	$ 4,337	$ (5,158)	$ (1,553)	$ 20,014